Service and other revenue: (Details ) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Service and other revenue:
One-time license revenue for transfer of proprietary know-how	$ 7,923
Other fee payments	1,414
Service revenue under existing development agreements	13,907
Service revenue recognized on achievement of certain milestones	$ 13,907